Financial instruments - additional disclosures (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments - additional disclosure [abstract]
Disclosure of financial assets and financial liabilities
		2025

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	16	11 435

Time deposits and short-term investments with original maturity more than 90 days	16	98

Trade receivables	15	8 937

Other receivables and current assets		1 279	27

Long-term financial investments - equity securities	13		442	282

Long-term financial investments - debt securities	13		23	44

Long-term financial investments - fund investments	13			202

Long-term loans, advances, security deposits and other long-term receivables	13	597

Associated companies at fair value through profit and loss				88

Derivative financial instruments	16			57

Contingent consideration receivables	13/17			859

Total financial assets		22 346	492	1 532

Bank and other short-term financial debts	21	682

Commercial paper	21	4 045

Straight bonds	19	27 131

Floating rate bonds	19	798

Other bonds	19	500

Other financial debts	19	300

Trade payables		4 456

Contingent consideration liabilities	20/22			667

Derivative financial instruments	21			81

Lease liabilities	10				1 920

Total financial liabilities		37 912		748	1 920

		2024

(USD millions)	Note	Financial instruments at amortized costs	Financial instruments at fair value through other comprehensive income	Financial instruments at fair value through the consolidated income statement	Other financial liabilities at amortized costs

Cash and cash equivalents	16	11 409	50

Time deposits and short-term investments with original maturity more than 90 days	16	1 892

Trade receivables	15	7 423

Other receivables and current assets		1 286	42

Long-term financial investments - equity securities	13		464	282

Long-term financial investments - debt securities	13		27	26

Long-term financial investments - fund investments	13			210

Long-term loans, advances, security deposits and other long-term receivables	13	335

Associated companies at fair value through profit and loss				109

Derivative financial instruments	16			106

Contingent consideration receivables	13/17			791

Total financial assets		22 345	583	1 524

Bank and other short-term financial debts	21	642

Commercial paper	21	4 091

Straight bonds	19	24 112

Other bonds	19	523

Other financial debts	19	87

Trade payables		4 572

Contingent consideration liabilities	20/22			808

Derivative financial instruments	21			143

Lease liabilities	10				1 803

Total financial liabilities		34 027		951	1 803

Derivative financial instruments
	Contract or underlying principal amounts		Positive fair values		Negative fair values

(USD millions)	2025	2024	2025	2024	2025	2024

Forward foreign exchange rate contracts	15 332	10 194	34	81	-79	-143

Commodity purchase contracts	207	159	23	25	-2

Total derivative financial instruments included in marketable securities and in current financial debts	15 539	10 353	57	106	-81	-143

Contract or underlying principal amount the derivative financial instruments, by currency
2025

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	2 648	1 157	11 527	15 332

Commodity purchase contracts	181	11	15	207

Total derivative financial instruments	2 829	1 168	11 542	15 539

2024

(USD millions)	EUR	USD	Other	Total

Forward foreign exchange rate contracts	1 024	1 717	7 453	10 194

Commodity purchase contracts	149	10		159

Total derivative financial instruments	1 173	1 727	7 453	10 353

Fair value by hierarchy
	2025

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Marketable securities
Derivative financial instruments		57		57

Total marketable securities and derivative financial instruments at fair value		57		57

Equity securities current	15		12	27

Current contingent consideration receivables			101	101

Long-term financial investments
Debt and equity securities	255	7	529	791

Fund investments	19		183	202

Non-current contingent consideration receivables			758	758

Total long-term financial investments at fair value	274	7	1 470	1 751

Associated companies at fair value through profit and loss			88	88

Financial liabilities
Current contingent consideration liabilities			-215	-215

Derivative financial instruments		-81		-81

Total current financial liabilities at fair values		-81	-215	-296

Non-current contingent consideration liabilities			-452	-452

Total non-current financial liabilities at fair value			-452	-452

	2024

(USD millions)	Level 1	Level 2	Level 3	Total

Financial assets
Cash and cash equivalents
Debt securities [1]	50			50

Total cash and cash equivalents at fair value	50			50

Marketable securities
Derivative financial instruments		106		106

Total marketable securities and derivative financial instruments at fair value		106		106

Equity securities current	24		18	42

Current contingent consideration receivables			120	120

Long-term financial investments
Debt and equity securities	193	7	599	799

Fund investments	15		195	210

Non-current contingent consideration receivables			671	671

Total long-term financial investments at fair value	208	7	1 465	1 680

Associated companies at fair value through profit and loss			109	109

Financial liabilities
Contingent consideration liabilities			-281	-281

Derivative financial instruments		-143		-143

Total current financial liabilities at fair value		-143	-281	-424

Non-current contingent consideration liabilities			-527	-527

Total non-current financial liabilities at fair value			-527	-527

[1] Includes short-term highly rated government-backed debt securities, with an original maturity of three months or less

Reconciliation of changes in fair value measurement
	2025

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities

January 1	109	195	617	791	-808

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	7	11	122	109	68

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-14	-14	-73		-117

Fair value adjustments recognized in the consolidated statement of comprehensive income and currency translation effects	2	5	16	95	-15

Purchases	1	12	108

Cash receipts and payments				-136	205

Disposals	-6	-26	-242

Reclassification	-11		-7

December 31	88	183	541	859	-667

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2025	-7	-3	49	109	-49

	2024

(USD millions)	Associated companies at fair value through profit and loss	Fund investments	Debt and equity securities	Contingent consideration receivables	Contingent consideration liabilities	Other financial liabilities

January 1	101	184	647	618	-403	-88

Fair value gains and other adjustments, including from divestments recognized in the consolidated income statement	24	38	22	236	41

Fair value losses (including impairments and amortizations) and other adjustments recognized in the consolidated income statement	-12	-14	-110		-100

Fair value adjustments recognized in the consolidated statement of comprehensive income and currency translation effects	-2	-2	-9	-39	7

Purchases	16	12	130	53	-376

Cash receipts and payments				-77	23	88

Disposals	-18	-21	-44

Reclassification		-2	-19

December 31	109	195	617	791	-808

Total of fair value gains and losses recognized in the consolidated income statement for assets and liabilities held at December 31, 2024	12	24	-88	236	-59

Equity securities measured at fair value through other comprehensive income
(USD millions)	2025	2024

Listed equity securities	242	185

Non-listed equity securities	227	321

Total equity securities	469	506

Monitoring of net debt or liquidity based on contractual maturities
	2025

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest	6	39	53			98

Derivative financial instruments	17	15	1	9	15	57

Cash and cash equivalents	7 634	3 801				11 435

Total current financial assets	7 657	3 855	54	9	15	11 590

Non-current liabilities
Financial debts				-14 211	-13 724	-27 935

Financial debts - undiscounted				-14 245	-13 865	-28 110

Total non-current financial debts				-14 211	-13 724	-27 935

Current liabilities
Financial debts	-4 130	-410	-981			-5 521

Financial debts - undiscounted	-4 134	-410	-981			-5 525

Derivative financial instruments	-29	-26	-26			-81

Total current financial debts	-4 159	-436	-1 007			-5 602

Net debt	3 498	3 419	-953	-14 202	-13 709	-21 947

2024

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Current assets
Marketable securities, time deposits and short-term investments with original maturity more than 90 days and accrued interest		1 858	34			1 892

Derivative financial instruments	37	38	7		24	106

Cash and cash equivalents	7 918	3 541				11 459

Total current financial assets	7 955	5 437	41		24	13 457

Non-current liabilities
Financial debts				-8 484	-12 882	-21 366

Financial debts - undiscounted				-8 505	-13 010	-21 515

Total non-current financial debts				-8 484	-12 882	-21 366

Current liabilities
Financial debts	-3 963	-1 620	-2 506			-8 089

Financial debts - undiscounted	-3 963	-1 620	-2 508			-8 091

Derivative financial instruments	-14	-129				-143

Total current financial debts	-3 977	-1 749	-2 506			-8 232

Net debt	3 978	3 688	-2 465	-8 484	-12 858	-16 141

Derivative financial instruments and accrued interest on derivative financial instruments
	2025

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Due later than one year but less than five years	Due later than five years	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative	-6 651	-5 733	-2 453	-1	-1	-14 839

Potential inflows in various currencies - from financial derivative	6 637	5 695	2 447	96	66	14 941

	2024

(USD millions)	Due within one month	Due later than one month but less than three months	Due later than three months but less than one year	Total

Derivative financial instruments and accrued interest on derivative financial instruments
Potential outflows in various currencies - from financial derivative	-3 421	-6 075	-475	-9 971

Potential inflows in various currencies - from financial derivative	3 443	5 948	640	10 031

Other contractual liabilities of the net debt or liquidity
	2025

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debts, including current portion	-141	-656	-2 720	-5 534	-9 051

Lease liabilities [1]	-70	-193	-586	-1 071	-1 920

Trade payables	-4 218	-238			-4 456

Contingent consideration liabilities	-85	-130	-352	-100	-667

[1] Note 10 provides additional disclosures related to lease liabilities.
	2024

(USD millions)	Due within three months	Due later than three months but less than one year	Due later than one year but less than five years	Due after five years	Total

Contractual interest on non-current financial debts, including current portion	-141	-442	-1 884	-4 603	-7 070

Lease liabilities [1]	-65	-170	-574	-994	-1 803

Trade payables	-4 432	-140			-4 572

Contingent consideration liabilities	-17	-264	-395	-132	-808

[1] Note 10 provides additional disclosures related to lease liabilities.

Potential impact on the consolidated income statement due to increase (decrease) in currency exchange rates
(USD millions)	2025	2024

5% increase in foreign currency exchange rates against USD	4	-8

5% decrease in foreign currency exchange rates against USD	-5	9

Potential impact on the consolidated equity due to increase (decrease) in currency exchange rates
(USD millions)	2025	2024

5% increase in foreign currency exchange rates against USD	187	91

5% decrease in foreign currency exchange rates against USD	-196	-96

Potential impact on the consolidated income statement due to increase (decrease) in equity prices
(USD millions)	2025	2024

15% increase in equity prices	86	90

15% decrease in equity prices	-86	-90

Potential impact on the consolidated equity due to increase (decrease) in equity prices
(USD millions)	2025	2024

15% increase in equity prices	66	70

15% decrease in equity prices	-66	-70